Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		92 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Statements of Operations
REVENUES
OPERATING EXPENSES
General and administrative	45,582	9,613	60,041	23,433	53,957	45,596	1,303,596
Professional fees	88,204	82,482	320,176	777,947	808,865	121,586	1,784,218
Financing expense							1,063,401
Research and development	799,965	312,671	1,546,500	618,739	841,502	939,296	4,297,433
Salaries and wages	45,207	84,847	209,527	248,426	249,407	205,927	1,249,329
Total Operating Expenses	978,958	489,613	2,136,244	1,668,545	1,953,731	1,312,405	9,697,977
OPERATING LOSS	(978,958)	(489,613)	(2,136,244)	(1,668,545)	(1,953,731)	(1,312,405)	(9,697,977)
OTHER INCOME (EXPENSE)
Gain (loss) on derivative liability			0	(3,926)	(3,926)	(8,154)	(998,403)
Gain on shares issued for services						9,625	9,625
Transaction loss	(4,003)		(4,003)
Grant income							81,556
Interest income	171	308	568	473	785		785
Interest expense							(63,995)
Total Other Income (Expense)	(3,832)	308	(3,435)	(3,453)	(3,141)	1,471	(970,432)
NET LOSS BEFORE INCOME TAXES	(982,790)	(489,305)	(2,136,679)	(1,671,998)	(1,956,872)	(1,310,934)	(10,668,408)
Provision for income taxes
NET LOSS	(982,790)	(489,305)	(2,139,679)	(1,671,998)	(1,956,872)	(1,310,934)	(10,668,408)
DEEMED DIVIDEND ON WARRANTS					(2,445,621)		(2,445,621)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (982,790)	$ (489,305)	$ (2,136,679)	$ (1,671,998)	$ (4,402,493)	$ (1,310,934)	$ (13,114,029)
BASIC AND DILUTED LOSS PER SHARE	$ (0.08)	$ (0.04)	$ (0.17)	$ (0.13)	$ (0.34)	$ (0.10)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	12,877,500	12,858,599	12,877,500	12,848,108	12,877,500	12,833,258